Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitment and Contingencies [Abstract]
Schedule of operating lease
	Year ended December 31,
	Total	2023	2024
	USD	USD	USD
Operating lease commitments for Lease expense under lease agreements	$178,392	102,560	75,832
Operating lease commitments for property management expenses under lease agreements	22,980	13,581	9,399